EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Postretirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2017	2016	2015
Net periodic benefit cost:
Service cost	$9	$12	$29
Interest cost	69	85	126
Amortization of prior service costs	--	(12)	(973)
Amortization of net (gain) or loss	(361)	(333)	(115)
Total net periodic benefit cost	$(283)	$(248)	$(933)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	317	(316)	(1,333)
Amortization of prior service costs	--	12	973
Amortization of net gain or (loss)	361	333	115
Total recognized in other comprehensive income (expense)	$678	$29	$(245)
Total recognized in net periodic benefit cost and other comprehensive income	$395	$(219)	$(1,178)

Weighted average assumptions used:
Discount rate	4.50%	4.80%	4.30%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	7.20%/10.00%	6.75%/10.00%	7.00%/20.00%
Ultimate rate (Pre-65/Post-65)	4.50%/4.50%	4.50%/5.00%	4.50%/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2025/2025	2025/2022	2025/2022
Measurement date	December 31, 2017	December 31, 2016	December 31, 2015

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2017:

	Increase	Decrease
Effect on service cost and interest cost	$4	$(3)
Effect on post-retirement benefit obligation	$78	$(61)

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2017	2016	2015
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,550	$1,781	$2,977
Service cost	9	12	29
Interest cost	69	85	126
Benefits paid	(9)	(12)	(18)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	317	(316)	(1,333)
Benefit medical plan related obligation end of period	$1,936	$1,550	$1,781
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	9	12	18
Benefits paid	(9)	(12)	(18)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,936)	$(1,550)	$(1,781)

	As of December 31,
	2017	2016	2015
Amounts recognized in statement of financial position:
Current liabilities	$(58)	$(37)	$(40)
Non-current liabilities	(1,878)	(1,513)	(1,741)
Net amount recognized	$(1,936)	$(1,550)	$(1,781)
Weighted average assumptions used:
Discount rate	3.80%	4.50%	4.80%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65)	8.30%/11.10%	7.20%/10.00%	6.75%/10.00%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/4.50%	4.50%/5.00%
Year the ultimate rate is reached (pre 65/ post 65)	2027/2027	2025/2025	2025/2022

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2018	$59
2019	73
2020	71
2021	74
2022	77
2023-2027	$404

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the change in benefit obligation, the change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2017	2016	2015
Net periodic benefit cost:
Interest cost	$831	$841	$798
Expected return on plan assets	(1,236)	(1,154)	(1,130)
Amortization of prior service costs	3	3	3
Amortization of net (gain) or loss	55	34	31
Total net periodic benefit cost	$(347)	$(276)	$(298)

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	(1,303)	736	6
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain or (loss)	(55)	(34)	(31)
Total recognized in other comprehensive income (expense)	$(1,361)	$699	$(28)
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$(1,708)	$423	$(326)
Weighted average assumptions used:
Discount rate	4.30%	4.60%	4.20%
Expected return on plan assets	6.20%	6.20%	6.20%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year
	Year ended December 31,
	2017	2016	2015
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	3	3	3
Net actuarial (gain) or loss	$0	$54	$33

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2017	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of period	$19,672	$18,605	$19,304
Interest cost	831	841	798
Benefits paid	(548)	(496)	(451)
Change in plan provisions	--	--	--
Actuarial loss (gain)	674	722	(1,046)
Benefit obligation end of period	$20,629	$19,672	$18,605
Change in plan assets:
Fair value of plan assets at beginning of period	$19,871	$18,526	$18,134
Actual return on plan assets	3,212	1,141	78
Employer contribution	700	700	765
Benefits paid	(548)	(496)	(451)
Fair value of plan assets at end of period	$23,235	$19,871	$18,526
Funded status	$2,606	$199	$(79)
Amounts recognized in statement of financial position:
Non-current assets	$2,606	$199	$--
Non-current liabilities	--	--	(79)
Net amount recognized	$2,606	$199	$(79)
Weighted average assumptions used:
Discount rate	3.70%	4.30%	4.60%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2018	$764
2019	850
2020	935
2021	998
2022	1,058
2023-2027	$5,865

Schedule of Weighted Average Asset Allocations
Jazz’s pension plan weighted average asset allocations on December 31, 2017, by asset category are as follows:

Asset Category	December 31, 2017	Target allocation 2018
Equity securities	61%	60%
Debt securities	39%	40%
Total	100%	100%

Schedule of Assets Measured at Fair Value on a Recurring Basis
The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2017:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$23,235	$--
Total plan assets at fair value	$--	$23,235	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2016:

	Level 1	Level 2	Level 3
Investments in mutual funds	$-	$19,871	$-
Total plan assets at fair value	$-	$19,871	$-